Lease commitments (Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Schedule of Operating Leases [Line Items]
2020	¥ 16,078
2021	13,396
2022	11,862
2023	10,219
2024	8,034
Thereafter	32,598
Total minimum future rentals	¥ 92,187